Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	000-30542
Entity Registrant Name	DATA443 RISK MITIGATION, INC.
Entity Central Index Key	0001068689
Entity Tax Identification Number	86-0914051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	600 Park Offices Drive
Entity Address, Address Line Two	Suite 300-4133
Entity Address, City or Town	Research Triangle Park
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	(919)
Local Phone Number	526-1070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false